Acquisitions & Divestitures - 2022 Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Goodwill	$ 55,949	$ 55,643	$ 53,765
2022 Acquisitions | Client relationships
Acquisitions
Weighted average useful life	7 years
2022 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	4 years
2022 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2022 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	2 years
2022 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	3 years
Octo
Acquisitions
Current assets	$ 119
Property, plant, and equipment/noncurrent assets	13
Goodwill	826
Total assets acquired	1,374
Current liabilities	54
Noncurrent liabilities	57
Total liabilities assumed	110
Total purchase price	$ 1,263
Weighted average useful life	6 years
Estimated percent of goodwill deductible for tax purposes	24.00%
Octo | Client relationships
Acquisitions
Intangible assets	$ 370
Octo | Completed technology
Acquisitions
Intangible assets	30
Octo | Trademarks
Acquisitions
Intangible assets	15
Other Acquisitions 2022
Acquisitions
Current assets	87
Property, plant, and equipment/noncurrent assets	7
Goodwill	1,062
Total assets acquired	1,460
Current liabilities	51
Noncurrent liabilities	22
Total liabilities assumed	73
Total purchase price	$ 1,387
Weighted average useful life	6 years 8 months 12 days
Estimated percent of goodwill deductible for tax purposes	52.00%
Other Acquisitions 2022 | Client relationships
Acquisitions
Intangible assets	$ 204
Other Acquisitions 2022 | Completed technology
Acquisitions
Intangible assets	90
Other Acquisitions 2022 | Trademarks
Acquisitions
Intangible assets	10
Software | Octo
Acquisitions
Goodwill	120
Software | Other Acquisitions 2022
Acquisitions
Goodwill	438
Consulting | Octo
Acquisitions
Goodwill	706
Consulting | Other Acquisitions 2022
Acquisitions
Goodwill	$ 624